Warrant Liabilities - Schedule of Significant Change in the Fair Value Measurement (Details)	Sep. 30, 2024	Dec. 31, 2023
Expected volatility [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	257
Expected volatility [Member] | Minimum [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input		221
Expected volatility [Member] | Maximum [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input		222
Risk-free interest rate [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	3.58
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input		4.11
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input		4.25
Expected Dividend Yield [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	0	0
Expected Life [Member] | Minimum [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	4.19	4.94
Expected Life [Member] | Maximum [Member]
Schedule of Significant Change in the Fair Value Measurement [Line Items]
Warrants and rights outstanding, measurement input	4.28	4.95